Related Parties	6 Months Ended
Jun. 30, 2023
Texts Block [Abstract]
Related Parties
11
Related parties
i)
Transactions with key management personnel

The Group Chief Product Officer, appointed with effect from February 1, 2023, is considered a part of KMP.

There were no significant changes to the compensation scheme during the six months ended June 30, 2023.

ii)
Other related party transactions

The Group did not enter into other significant related party transactions during the six months ended June 30, 2023.